Annual Fund Operating Expenses - Genter Capital Dividend Income ETF - Genter Capital Dividend Income ETF	May 29, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.38%